Note 8 - Capital Stock and Reserves (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	383,800	383,800

Weighted average exercise price		$10.81	$5.87	$3.65	$9.95	$7.38	$7.38

Weighted average remaining life (years)		$2.57				2.61

The average market price of the 36,000 options exercised was $4.95 per share.

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023	Exercisable

January 4, 2023	$14.25	105,000	-	-	(105,000)	-	-
March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	-	20,000	-	-	20,000	20,000
September 6, 2025	$13.75	-	8,000	-	-	8,000	8,000
November 20, 2025	$4.00	8,000	-	(2,000)	-	6,000	6,000
December 2, 2025	$9.00	-	62,000	-	-	62,000	62,000
December 13, 2025	$9.50	-	31,000	-	-	31,000	31,000
January 15, 2026	$7.25	41,300	-	(6,000)	-	35,300	35,300
October 21, 2026	$5.25	5,000	-	(5,000)	-	-	-
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 3, 2026	$12.50	6,000	-	-	(6,000)	-	-
January 17, 2027	$20.50	10,000	-	-	(10,000)	-	-
February 16, 2027	$17.50	20,000	-	-	-	20,000	20,000

Total		224,300	121,000	(13,000)	(121,000)	211,300	211,300

Weighted average exercise price		$12.79	$10.06	$5.98	$14.67	$10.81	$10.81

Weighted average remaining life (years)		$2.45				2.57
Expiry Date	Exercise Price	Balance March 31, 2021	Granted	Exercised	Forfeited / Expired	Balance March 31, 2022	Exercisable

June 27, 2021	$5.00	5,000	-	-	(5,000)	-	-
January 4, 2023	$14.25	-	110,000	(5,000)	-	105,000	105,000
January 17, 2024	$6.00	-	4,000	(4,000)	-	-	-
March 1, 2024	$16.50	-	15,000	-	-	15,000	15,000
March 8, 2025	$15.50	-	4,000	-	-	4,000	4,000
June 12, 2025	$3.50	39,000	-	(39,000)	-	-	-
November 20, 2025	$4.00	127,000	-	(119,000)	-	8,000	8,000
January 15, 2026	$7.25	61,000	-	(19,700)	-	41,300	41,300
October 21, 2026	$5.25	-	5,000	-	-	5,000	5,000
November 1, 2026	$7.50	-	10,000	-	-	10,000	10,000
December 3, 2026	$12.50	-	6,000	-	-	6,000	6,000
January 17, 2027	$20.50	-	10,000	-	-	10,000	10,000
February 16, 2027	$17.50	-	20,000	-	-	20,000	20,000

Total		232,000	184,000	(186,700)	(5,000)	224,300	224,300

Weighted average exercise price		$4.79	$14.31	$4.56	$5.00	$12.79	$12.79

Weighted average remaining life (years)						2.45
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 31, 2024	$14.25	15,000	-	-	(15,000)	-	-

Total		15,000	-	-	(15,000)	-	-

Weighted average exercise price		$14.25	$-	$-	$14.25	$-	$-

Weighted average remaining life (years)						-
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023	Exercisable

March 31, 2024	$14.25	15,000	-	-	-	15,000	-

Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	$-	$-	$14.25	$14.25	$-

Weighted average remaining life (years)						1.25
Expiry Date	Exercise Price	Balance March 31, 2021	Granted	Exercised	Forfeited / Expired	Balance March 31, 2022	Exercisable

March 31, 2024	$14.25	-	15,000	-	-	15,000	-

Total		-	15,000	-	-	15,000	-

Weighted average exercise price		$-	$14.25	$-	$-	$14.25	$-

Weighted average remaining life (years)						2

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	March 31, 2024	March 31, 2023	March 31, 2022

Fair value per option	$5.42	$6.00	$7.50
Exercise price	$5.49	$11.00	$14.50
Expected life (years)	3.50	3.00	2.26
Interest rate	4.17%	3.49%	1.16%
Annualized volatility (based on historical volatility)	108%	118%	114%
Dividend yield	0.00%	0.00%	0.00%

Disclosure of performance share units [text block]
	Number of PSU’s Outstanding	Number of PSU’s Vested	Weighted Average Grant Date Fair Value	Share-based payment reserve

Balance at March 31, 2021	-	-	$-	$-
PSU’s granted	280,000	-	14.85	1,063,622
PSU’s vesting through the year	-	50,000	17.75	-
PSU’s redeemed	(30,000)	(30,000)	17.75	(532,500)
Balance at March 31, 2022	250,000	20,000	$14.50	$531,122
PSU’s granted	160,000	-	9.10	-
PSU’s vesting through the year	-	-	14.50	547,374
PSU’s redeemed	(20,000)	(20,000)	17.75	(355,000)
PSU’s cancelled	(390,000)	-	10.66	(723,497)

Balance at March 31, 2023 and 2024	-	-	$-	$-

Disclosure of detailed information about warrant transactions [text block]
Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			$0.67				3.67
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023

August 28, 2022	$3.75	53,778	-	(53,778)	-	-
August 28, 2022	$5.00	121,600	-	(121,600)	-	-
October 29, 2022	$12.50	36,166	-	(3,572)	(32,594)	-
December 15, 2022	$5.00	22,000	-	(10,000)	(12,000)	-
December 2, 2023	$6.50	47,800	-	(23,800)	-	24,000

Total		281,344	-	(212,750)	(44,594)	24,000

Weighted average exercise price		$5.98	$-	$4.98	$10.48	$6.50

Weighted average remaining life (years)						0.67
Expiry Date	Exercise Price	Balance March 31, 2021	Granted	Exercised	Forfeited / Expired	Balance March 31, 2022

August 28, 2022	$3.75	104,800	-	(51,022)	-	53,778
August 28, 2022	$5.00	145,711	-	(24,111)	-	121,600
October 29, 2022	$12.50	-	40,166	(4,000)	-	36,166
December 15, 2022	$5.00	98,000	-	(76,000)	-	22,000
December 2, 2023	$6.50	-	47,800	-	-	47,800

Total		348,511	87,966	(155,133)	-	281,344

Weighted average exercise price		$4.62	$9.24	$4.78	$0.00	$5.98

Weighted average remaining life (years)						0.67
Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765	-	-	-	5,765
August 21, 2028	$	USD 6.25	-	40,000	-	-	40,000
March 13, 2026		$3.40	-	3,274	-	-	3,274

Total			5,765	43,274	-	-	49,039

Weighted average exercise price			$10.00	$ USD 6.25 $ CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)							2.94
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Cancelled / Expired	Balance March 31, 2023

August 19, 2024	$10.00	-	5,765	-	-	5,765

Total		-	5,765	-	-	5,765

Weighted average exercise price		$-	$10.00	$-	$-	$10.00

Weighted average remaining life (years)						1.30

Agent warrants [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of warrants granted during period [text block]
	March 31, 2024	March 31, 2023	March 31, 2022

Fair value per option	$7.95	$3.81	$-
Exercise price	$8.09	$10.00	$-
Expected life (years)	4.78	2.00	-
Interest rate	4.09%	3.30%	-
Annualized volatility (based on historical volatility)	113%	120%	-
Dividend yield	0.00%	0.00%	-